DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - Additional Information (Details)		12 Months Ended
	Jan. 22, 2026 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Mar. 20, 2026 subsidiary	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Accumulated deficit		¥ (475,854,443)		¥ (427,806,949)			$ (68,046,280)
Working capital deficit | ¥		233,212,373
Net Income (Loss)		(48,047,494)	$ (6,870,699)	(36,097,777)	¥ (33,660,245)
Net cash used in operating activities		(15,838,770)	$ (2,264,912)	¥ (3,345,170)	¥ 8,751,473
PRC | Maximum
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Amount insured by government authority | ¥		¥ 500,000
HKSAR | Maximum
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Amount insured by government authority | $								$ 800,000
Subsequent Event
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Additional fund received from investors | $	$ 8,854,035
Huanqiuyimeng | Subsequent Event
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Number of directly or indirectly wholly owned subsidiaries | subsidiary						11